Restructuring and Other Costs (Pre-tax Incurred) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 1	$ 31
Payments for Restructuring	57	89
Severance benefits and related costs	7	93
Professional fees	15	23
Asset impairment charges	5	4
Total restructuring and other costs	27	120
Professional Fees [Member] (Deprecated 2013-01-31)
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	0	0	0
Payments for Restructuring	15	23
Total restructuring and other costs	$ 15	$ 23